Investment in Associate - Summary of Aggregate Financial Information of Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Share of the associates' loss for the year	¥ (97)	¥ (82)	¥ 265
Aggregate carrying amount of the Group's interests in the associates	1,777	1,793	¥ 1,977
Associates [member]
Disclosure of associates [Line Items]
Share of the associates' other comprehensive income	(7)	2
Share of the associates' total comprehensive income	¥ (104)	¥ (80)